Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Balance-beginning of period at Dec. 31, 2022	$ 1,539,209,000	$ 70,281,000	$ (1,175,256,000)	$ 1,782,000	$ 436,016,000
Shares issued for cash, net of issue costs	107,884,000
Other shares issued, net of issue costs	193,000
Share-based compensation expense		3,746,000			(3,746,000)
Share options exercised-cash	3,534,000				(3,534,000)
Share option exercises-transfer from contributed surplus	1,474,000	(1,474,000)
Share units exercised-transfer from contributed surplus	2,730,000	(2,730,000)
Foreign currency translation				36,000
Net income (loss)			90,375,000		90,375,000
Balance-end of period at Dec. 31, 2023	1,655,024,000	69,823,000	(1,084,881,000)	1,818,000	641,784,000
Shares issued for cash, net of issue costs	13,378,000
Flow-through share premium	(5,850,000)				(5,850,000)
Other shares issued, net of issue costs	95,000
Share-based compensation expense		4,657,000			(4,657,000)
Share options exercised-cash	1,373,000				(1,373,000)
Share option exercises-transfer from contributed surplus	647,000	(647,000)
Share units exercised-transfer from contributed surplus	522,000	(522,000)
Foreign currency translation				4,000
Net income (loss)			(91,119,000)		(91,119,000)
Balance-end of period at Dec. 31, 2024	$ 1,665,189,000	$ 73,311,000	$ (1,176,000,000)	$ 1,822,000	$ 564,322,000